Segment Reporting	12 Months Ended
Sep. 30, 2025
Segment Reporting [Abstract]
SEGMENT REPORTING

NOTE 19 — SEGMENT REPORTING

An operating segment is a component of the Company that engages in business activities from which it may earn revenues and incur expenses, and is identified on the basis of the internal financial reports that are provided to and regularly reviewed by the Company’s chief operating decision maker in order to allocate resources and assess performance of the segment.

The Company manages the business activities on a consolidated basis. The management of the Company concludes that it has only one operating and reportable segment. The Company designs and manufactures quality wheelchair and other living aids products.

The accounting policies of the segment are the same as those described in Note 2 - Summary of Significant Accounting Policies. The Company’s CODM uses year-over-year fluctuations as the overall key performance indicator and budget-to-actual variances of these consolidated results to measure segment profit or loss and assesses performance against expectations to make resource allocation decisions. Additionally, the CODM reviews and uses functional expenses included in net income to manage the Company’s operations and assess operating profitability. The Company operates as one operating and reportable segment, and as such the significant segment expenses regularly provided to the CODM are those presented on the consolidated statements of comprehensive income. These significant segment expense include cost of revenue and related tax, selling expenses, general and administrative expenses and research and development expenses. Other segment items that are presented on the consolidated statements of comprehensive income include interest income, net, other income, net, foreign exchange gain (loss), and provision for income taxes. The Company’s entity-wide disclosures, including the disaggregation of revenues from contracts by product types and geographic areas are included in Note 2 - Summary of Significant Accounting Policies.